CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Nov. 03, 2025	Dec. 31, 2024	Nov. 06, 2024	Nov. 06, 2023	May 10, 2022
Ordinary shares subject to possible redemption, redemption value (in Dollars per share)			$ 12.27			$ 10.86
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000		1,000,000
Preference shares, shares issued (in Shares)	0	0		0
Preference shares, shares outstanding (in Shares)	0	0		0
Class A ordinary shares subject to possible redemption
Ordinary shares subject to possible redemption, shares (in Shares)	3,076,094	3,076,094		7,249,712
Ordinary shares subject to possible redemption, redemption value (in Dollars per share)	$ 12.48	$ 12.33		$ 11.66	$ 11.55
Class A ordinary shares
Ordinary shares subject to possible redemption, shares (in Shares)	3,076,094	3,076,094		7,249,712
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000		200,000,000
Ordinary shares, shares issued (in Shares)	5,749,998	5,749,998		5,749,998
Ordinary shares, shares outstanding (in Shares)	5,749,998	5,749,998		5,749,998
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000		20,000,000
Ordinary shares, shares issued (in Shares)	2	2		2
Ordinary shares, shares outstanding (in Shares)	2	2		2